Exhibit 99.5

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
xxxx	xxxx	Securitized	2	2	1	1	Low DTI - DTI below max by 5% or greater ; Conservative use of credit - Residual income $xxxx above the minimum required ;	CRED 0082 Income Documentation is Insufficient - Missing CPA letter reflecting the 60% expense factor., Client Comment: Override to EV2 for investor acknowledged exception.	CRED 0010 LTV Exceeds Max Allowed - Missing exception for LTV of 75%. Maximum LTV of 70% per matrix - FICO 680 85%, -5 for first time homebuyer and -10 for non-permanent resident alien. - xxxx - Reviewed file, borrower is not a first time homebuyer. Exception cleared.

CRED 0104 Missing Letter of Explanation - Missing complete business narrative. - xxxx - Recd a complete Business Narrative.  Exception cleared.

xxxx	xxxx	Securitized	2	2	1	1	Low DTI - DTI below max by 5% or greater ; Verified credit history - FICO score above minimum by 20 points or higher;	CRED 0082 Income Documentation is Insufficient - 1. CPA letter advises the borrowers have 100% ownership in xxxx, but does not break down individual ownership percentage. Lender attributed 100% of the income to the co-borrower xxxx, and only his business license was verified. 2. Business Narrative does not address whether there is a business location or any associated rent., Compensating Factors: Low DTI (Both borrowers are on the loan, and personal bank statements were used without an expense factor applied.)

APP 0004 Initial 1003 Application is Incomplete - Missing a copy of the initial signed application, required for bank statement loans for borrower to validate stated income. The copy in the file is only signed by the LO., Client Comment: Override to EV2 for investor acknowledged exception.	QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Missing verification of the HOA dues on the borrower's primary residence. - - Recd screenshot of internet search for xxxx reflecting HOA dues. Figure is supported by the estimated rate in the Fraud Guard report. Exception cleared.

CRED 0094 Missing and/or Deficient Name Affidavit - Reviewing the credit report, B2 xxxx score from Transunion is in the name of xxxx.  AKA affidavit (xxxx) does not address this variance. - xxxx - Recd processor cert addressing the issue.  Exception cleared.

xxxx	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - Low LTV of 25.281%.; Verified reserves - File contains proof of 55 months of verified reserves.;	APP 0004 Initial 1003 Application is Incomplete - Missing a copy of the initial signed application, required for bank statement loans for borrower to validate stated income. The copy in the file is only signed by the LO., Client Comment: Override to EV2 for investor acknowledged exception	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of insurance premium onxxxx. For review purposes used $xxxx from the settlement statement xxxx. - xxxx- Recd hazard insurance for xxxx. Updated REO payments. Exception cleared.

TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Appraisal is dated xxxx, however borrower did not provide their intent to proceed until xxxx.  Fees cannot be incurred until the borrower provides their intent to proceed, missing evidence they did so prior to the appraisal being ordered. - xxxx - Reviewed file.  CD reflects the appraisal was not paid outside of closing.  Payer on invoice is not the borrower.  Exception cleared.

FRAUD 0001 Fraud report alerts have not been addressed - High fraud report alerts have not been addressed/cleared. - xxxx - Recd fraud report with all items addressed or documented in the file.  Exception cleared.

CRED 0104 Missing Letter of Explanation - Missing explanation for large deposits into the borrower's business account to confirm they are business income.  If the $xxxx deposit in xxxx is excluded, DTI is excessive.  Scattered other deposits exceed $xxxx when the borrowers income is less than $xxxx.   - xxxx - Recd LOE from the borrower attesting that larger jobs result in large deposits.  Exception cleared.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Unable to determine the source of the $xxxx Insurance, Maintenance, Taxes, and Misc for REO xxxx.  Reviewer used $xxxx (tax bill xxxx) + $xxxx (tax bill xxxx)=xxxx, insurance estimated from settlement statement xxxx $xxxx - Recd hazard insurance for xxxx.  Updated REO payments.  Exception cleared.

xxxx	xxxx	Securitized	2	2	2	1	COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure, Client Comment: EV2 verified no affiliates were used in the subject transaction per the final CD.

APP 0002 Final 1003 Application is Incomplete - Final 1003 is missing present housing payment., Client Comment: Override to EV2 due to Immaterial Issue.